STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

11 - STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

Stock Options

In December 2009, Enumeral adopted the 2009 Stock Incentive Plan (the “2009 Plan”). The 2009 Plan was terminated in July 2014 in connection with the Merger.

On July 31, 2014, the Company’s Board of Directors adopted, and the Company’s stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”), which reserves a total of 8,100,000 shares of the Company’s common stock for incentive awards. In connection with the Merger, options to purchase 948,567 shares of Enumeral common stock previously granted under the 2009 Plan were converted into options to purchase 1,045,419 shares of the Company’s common stock under the 2014 Plan.

Generally, shares that are expired, terminated, surrendered or cancelled without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

As of December 31, 2016, there were 1,264,018 shares available for issuance under the 2014 Plan to eligible employees, non-employee directors and consultants. This number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, or other change in the Company’s capitalization.

During the years ended December 31, 2016 and 2015, there were 4,191,182 and 3,444,000 stock options granted to employees, directors or consultants with weighted-average grant date fair values, using the Black-Scholes pricing model, of $0.16 and $0.31, respectively.

Pursuant to the terms of the Tinkelenberg Separation Agreement, all of Dr. Tinkelenberg’s options to purchase shares of the Company’s common stock and restricted stock grants that were unvested as of Dr. Tinkelenberg’s separation date shall continue to vest during Dr. Tinkelenberg’s 12-month severance period pursuant to the vesting schedules set forth in such option. As a result of Dr. Tinkelenberg’s separation from the Company, the Company incurred a one-time stock-based compensation charge of $15,580 during the year ended December 31, 2016 for the remaining shares the Company expects to vest.

In September 2016, Mr. Rydzewski resigned as Executive Chairman and director of the Company. In connection with his resignation, all of Mr. Rydzewski’s unvested options became fully vested. As a result, 703,326 options became fully vested and the Company incurred a one-time stock-based compensation charge of $83,361 during the year ended December 31, 2016.

In connection with Mr. Fayad’s appointment as the Company’s Chairman, Chief Executive Officer and President in September 2016, the Company granted Mr. Fayad 1,750,000 options to purchase Common Stock outside of the 2014 Plan, and 850,000 options to purchase Common Stock under the 2014 Plan.

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions and the assumptions regarding the fair value of the underlying common stock on each measurement date:

	Year ended December 31,
	2016	2015

Expected Volatility	116.0%-117.0%	104.1%-136.0%
Risk-free interest rate	1.20%-2.05%	1.60%-2.22%
Expected term (in years)	5.00	6.00-9.59
Expected dividend yield	0%	0%

Stock-based compensation expense for stock options was $852,775 and $725,799 for the years ended December 31, 2016 and 2015, respectively. The Company had an aggregate of $302,494 of unrecognized stock-based compensation expense for stock options as of December 31, 2016 to be amortized over a weighted average period of 1.5 years which excludes $385,275 of unrecognized stock-based compensation expense of certain awards that vest upon performance-based criteria which are not considered probable to occur as of December 31, 2016.

A summary of stock option activity for the year ended December 31, 2016, which includes stock options granted under the 2014 Plan as well as outside of the 2014 Plan, is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2015	5,926,654	$0.62	9.0	$8,848
Granted	4,191,182	$0.19
Canceled	(2,447,013)	$0.56
Outstanding at December 31, 2016	7,670,823	$0.41	8.8	$3,306
Exercisable at December 31, 2016	3,876,506	$0.48	8.4	$3,306

The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the balance sheet date.

Restricted Stock

Stock-based compensation expense for restricted stock awards was $79,550 and $101,385 for the years ended December 31, 2016 and 2015, respectively.

A summary of restricted stock activity for the year ended December 31, 2016 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2015	282,119	$0.24
Issuance of restricted stock	140,910	$0.22
Restrictions lapsed	(423,029)	$0.23
Balance of unvested restricted stock at December 31, 2016	-

The Company had no unrecognized stock-based compensation expense for restricted stock awards as of December 31, 2016.

Warrants

As of December 31, 2016 and 2015, there were a total of 22,754,490 and 24,803,409 warrants outstanding to purchase shares of the Company’s common stock, respectively.

A summary of the warrant activity for the year ended December 31, 2016 is as follows:

	As of December 31, 2015				As of December 31, 2016
		Exercise					Exercise
Warrant Type	Warrants	Price	Activity		Warrants		Price
PPO	21,549,510	$2.00	(6,863,000	)(1)	14,686,510	(2)	$2.00
PPO Agent	2,000,000	$1.00	-		2,000,000		$0.125	(3)
Enumeral Series B Financing	421,968	$0.726	-		421,968		$0.726
Enumeral 2014 Convertible Promissory Note Financing	765,357	$0.245	-		765,357		$0.245
Square 1 Financing	66,574	$0.726	(66,574	)(4)	-
Agent Warrants	-		4,880,655	(5)	4,880,655		$0.125
Total	24,803,409				22,754,490

1)	PPO Warrants exercised as part of the Warrant Tender Offer for $0.50 per warrant, or $0.125 per share when considering that warrant holders exercising received four shares for each underlying common share of the original warrant agreement.

2)	PPO Warrants not exercised in the Warrant Tender Offer remain at a $2.00 exercise price. The anti-dilution protection provision has also been eliminated for these warrants in connection with the Warrant Tender Offer.

3)	In connection with the closing of the Warrant Tender Offer, the PPO Agent Warrants were amended to reduce the exercise price from $1.00 to $0.125, and to remove the anti-dilution protection provisions contained therein.

4)	The cashless exercise of the Square 1 warrants concurrently with the closing of the Warrant Tender Offer.

5)	Agent Warrants issued as a result of the conversion of the Notes in connection with the Warrant Tender Offer.

Derivative Liability Warrants

PPO and PPO Agent Warrants

In July 2014, the Company issued warrants to purchase 23,549,510 shares of the Company’s common stock in connection with the PPO, of which warrants to purchase 21,549,510 shares of the Company’s common stock had an exercise price of $2.00 per share and were issued to the investors in the PPO, and warrants to purchase 2,000,000 shares of the Company’s common stock had an exercise price of $1.00 per share and were issued to the placement agents for the PPO (or their affiliates). Due to a price protection provision included in the warrant agreements, the warrants were deemed to be and were recorded as a derivative liability a liability. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of derivative liabilities on the consolidated statement of operations and comprehensive income (loss). The estimated fair value of the warrants at December 31, 2015 was determined to be $2,130,822 using the Black-Scholes pricing model and the following assumptions: expected remaining term of 3.58 years, 109.4% volatility, risk-free rate of 1.44%, and no expected dividends.

The estimated fair value of the PPO Warrants and PPO Agent Warrants as of December 12, 2016 (the date of the Warrant Tender Offer) was determined to be $527,461 using the Black-Scholes pricing model and the following assumptions: expected remaining term of 2.6 years, 107.7% volatility, risk-free rate of 1.33%, and no expected dividends. The estimated fair value of the warrants of $527,461, on the date that the derivative liability was extinguished, was reclassified from derivative liabilities to equity.

Also in connection with the consummation of the Warrant Tender Offer, on December 12, 2016, the Company and holders of a majority of the outstanding PPO Agent Warrants approved an amendment to remove the price-based anti-dilution provisions in the PPO Agent Warrants and to reduce the exercise price of the PPO Agent Warrants from $1.00 per share to $0.125 per share. As a result, the Company recorded a loss on extinguishment of derivative liabilities of $187,240.

Square 1 Financing

In connection with the December 2011 Square 1 Financing, Enumeral issued to Square 1 Bank warrants to purchase an aggregate of 33,944 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 54,245 shares of the Company’s common stock at an exercise price of $0.726 per share. The estimated fair value of the warrants as of December 31, 2015 was determined to be $5,777 using the Black-Scholes pricing model and the following assumptions: expected term of 2.9 years, 104.6% volatility, and a risk-free rate of 1.31%. As of December 31, 2015 these warrants were outstanding and expire on December 5, 2018.

On December 12, 2016, the warrants were exercised in connection with the Warrant Tender Offer. The estimated fair value of the December 2011 Square 1 Warrants as of December 12, 2016 was determined to be $1,649 using the Black-Scholes pricing model and the following assumptions: expected term of 2.0 years, 107.7% volatility, a risk-free rate of 1.15%, and no expected dividends. The estimated fair value of the warrants of $1,649 was reclassified from derivative liabilities to equity immediately after exercise.

As part of a June 12, 2012 amendment to the Loan and Security Agreement between Enumeral and Square 1 Bank, Enumeral issued warrants to Square 1 Bank to purchase an aggregate of 7,715 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 12,329 shares of the Company’s common stock at an exercise price of $0.726 per share. The estimated fair value of these warrants as of December 31, 2015 was determined to be $1,492 using the Black-Scholes pricing model and the following assumptions: expected term of 3.5 years, 104.6% volatility, and a risk-free rate of 1.42%. The warrants are classified as derivative liabilities in the accompanying balance sheets and measured at fair value on a recurring basis. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the statement of operations. As of December 31, 2015, these warrants were outstanding and expire on June 12, 2019.

On December 12, 2016, the warrants were exercised in connection with the Warrant Tender Offer. The estimated fair value of the June 2012 Square 1 Warrants as of December 12, 2016 was determined to be $507 using the Black-Scholes pricing model and the following assumptions: expected term of 2.5 years, 107.7% volatility, a risk-free rate of 1.30%, and no expected dividends. The estimated fair value of the warrants of $507 was reclassified from derivative liabilities to equity immediately after exercise.

Derivative Liability Re-Measurement

The Company used the Black-Scholes option-pricing model to estimate the fair values of the issued and outstanding warrants during the years ended December 31, 2016 and 2015, respectively. The Company recorded income of $1,608,474 and $13,980,711 for the years ended December 31, 2016 and 2015, respectively, due to the change in the fair value of the warrants. Outstanding warrants were revalued each reporting period with the resulting gains and losses recorded as the change in fair value of derivative liabilities on the consolidated statements of operations and comprehensive income (loss). Due to the Tender Offer, and removal of the anti-dilution provisions, the derivative liabilities were re-valued on December 12, 2016 and any remaining value was reclassified to equity upon extinguishment of the derivative liabilities.

Other Warrants

In connection with the conversion of the Notes, the Company issued warrants to purchase 4,880,655 shares of the Company’s common stock at an exercise price of $0.125 per share to the Warrant Agent, its sub-agent and their designees. The estimated fair value of the warrants at the time of issuance was determined to be $704,848 using the Black-Sholes pricing model and the following assumptions: expected term of ten years, exercise price of $0.125 per share, 126.0% volatility, a risk-free rate of 2.49%, and no expected dividends. As the conversion of the notes was an integrated transaction that occurred due to the completion of the Warrant Tender Offer, the Company included the $704,848 estimated fair value of the placement agent warrants issued as part of the loss on extinguishment of derivative liabilities for the year ended December 31, 2016.

On March 21, 2017, the Company entered into an amendment with the holders of the Placement Agent Warrants to reduce the exercise price of such warrants from $0.125 per share to $0.0625 per share in consideration of the past efforts as well as future support and cooperation of the agent and its designees on behalf of the Company.